Note 5 - Investment in Interest-Earning Time Deposits (Details) - Investment in Interest-Earning Time Deposits (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investment in Interest-Earning Time Deposits [Abstract]
Due in one year or less	$ 2,337	$ 3,042
Due after one year through five years	4,323	4,591
	$ 6,660	$ 7,633